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                                                          Dechert Price & Rhoads
                                                           1775 Eye Street, N.W.
                                                          Washington, D.C. 20006


                                                                February 9, 1999

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                              Re:  Republic Funds
                               (File No. 33-7647)

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned has been authorized by Republic Funds (the "Trust") to submit this filing in lieu of a filing under Rule 497(c) under the 1933 Act, and to certify that:

         1. the forms of Prospectus and Statement of Additional Information dated February 1, 1999 relating to each of the Republic Money Market Fund, Republic U.S. Government Money Market Fund, and the Republic New York Tax-Free Money Market Fund of the Trust that would have been filed under Rule 497(c) under the 1933 Act do not differ from the Prospectus and Statements of Additional Information contained in the Trust's most recent amendment to its registration statement; and

         2. the text of the Trust's most recent amendment to its registration statement has been filed electronically.

         No fees are required in connection with this filing. Please contact the undersigned at (202) 261-3385 with any questions or comments regarding this matter.

                                                  Sincerely,


                                                  /s/ David J. Harris